Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenue - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Revenue
Referral fees	$ 76,338	$ 1,760,760	$ 1,833
Advisory service fees	221,119	274,904	419,554
Performance fees			1,720,411
Management fees	51,071	49,614	324,184
Subscription fees			326,197
Net Revenue	$ 348,528	$ 2,085,278	$ 2,792,179